Business Combinations - Additional Information (Detail) ₨ in Millions, $ in Millions					12 Months Ended
	Dec. 01, 2025 INR (₨)	Jan. 03, 2025	Dec. 16, 2024	Feb. 13, 2024	Mar. 31, 2024 INR (₨)	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Disclosure of detailed information about business combination [line items]
Goodwill					₨ 316,002	₨ 387,399	$ 4,129	₨ 325,014
WIT Aggne [member]
Disclosure of detailed information about business combination [line items]
Goodwill					4,817
Aggne [Member]
Disclosure of detailed information about business combination [line items]
Total consideration					5,525
Goodwill					₨ 4,817
Discount rate of financial liability					5.87%
Aggne [Member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Total consideration					₨ 5,525
AVT [Member]
Disclosure of detailed information about business combination [line items]
Total consideration								2,836
Goodwill								1,331
Deferred Consideration Payable								264
Undiscounted Fair Value Of Contingent Consideration								2,122
Discounted Fair Value Of Contingent Consideration								1,537
AVT [Member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable								2,122
AVT [Member] | Bottom of range [member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable								₨ 0
Applied Value Technologies Pte Limited [member]
Disclosure of detailed information about business combination [line items]
Business combination acquistion rate		100.00%
Applied Value Technologies, Inc. and Applied Value Technologies B.V. [Member]
Disclosure of detailed information about business combination [line items]
Business combination acquistion rate			100.00%
Aggne Global Inc. and Aggne Global IT Services Private Limited ("Aggne") [member]
Disclosure of detailed information about business combination [line items]
Business combination acquistion rate				60.00%
Harman - Digital Transformation Solutions (DTS) [Member]
Disclosure of detailed information about business combination [line items]
Total consideration	₨ 34,044					34,044
Goodwill						₨ 24,765
Business combination acquistion rate	100.00%
Undiscounted fair value [Member] | Aggne [Member]
Disclosure of detailed information about business combination [line items]
Fair value of financial liability					5,176
Discounted fair value [Member] | Aggne [Member]
Disclosure of detailed information about business combination [line items]
Fair value of financial liability					₨ 4,238